Schedule of condensed statement of cash flow (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Net cash used in operating activities	$ 2,767	¥ 20,186	¥ (36,408)	¥ (15,120)
Net cash generated from investing activities	(10,953)	(79,948)	(12,097)	16,819
Net cash provided by financing activities	8,322	60,746	29,422	3,418
Effect of exchange rate changes on cash and cash equivalents	60	454	(8)	148
Net increase/(decrease) in cash, cash equivalents and restricted cash:	196	1,438	(19,091)	5,265
Cash, cash equivalents and restricted cash at the beginning of year	4,141	30,223	49,314	44,049
Cash, cash equivalents and restricted cash at the end of year	4,337	31,661	30,223	49,314
Subsidiaries [Member]
Net cash used in operating activities	(3,383)	(24,691)
Net cash generated from investing activities
Net cash provided by financing activities	5,277	38,520
Effect of exchange rate changes on cash and cash equivalents	67	483
Net increase/(decrease) in cash, cash equivalents and restricted cash:	1,961	14,312
Cash, cash equivalents and restricted cash at the beginning of year
Cash, cash equivalents and restricted cash at the end of year	$ 1,961	¥ 14,312